Financial Instruments - Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs (Details) - Level 3 [Member] - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025
Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs [Line Items]
Warrant liability		$ 370	$ 244
Change in fair value of warrant liability			126
Warrant liability			370
Warrant [Member]
Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs [Line Items]
Warrant liability		370
Change in fair value of warrant liability		20
Reclassification to equity		(390)
Warrant liability			$ 370
PIPE warrant [Member]
Schedule of Warrant Liabilities Measured Utilizing Level 3 Inputs [Line Items]
Warrant liability	1,229
Change in fair value of warrant liability	(1,087)
Warrant liability	$ 142	$ 142